Schedule of Income before Income Tax, Domestic and Foreign (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ 3,397,483
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	(27,612,320)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	(112,313,262)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	(7,787,215)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	(1,478,999)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	(7,656,053)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	(4,389,732)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	(29,091,319)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	$ (119,969,315)